Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

7. ACCRUED LIABILITIES AND OTHER PAYABLES

As of December 31, 2025 and 2024, accrued liabilities and other payables consisted of the following:

	As of December 31,
	2025	2024
Payroll payables	$211	$1165
Other payables	233	766
	$444	$1,941